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December 21, 1995



Securities and Exchange Commission
Attention:  Document Control - EDGAR
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Re:   Rule 24f-2 Notice for
      IDS Stock Fund, Inc.
      SEC File No. 2-11358/811-498

Commissioners:

[i]    In accordance with the provisions of
       Rule 24f-2, IDS Stock Fund, Inc. hereby
       files its Rule 24f-2 Notice for the fiscal year ended October 31, 1995 ("Fiscal Year").

[ii]   Amount of securities registered other
       than under 24f-2 which were unsold at
       the beginning of the fiscal year.*            $2,827,068,658

[iii]  Amount of securities registered during the
       fiscal year other than under 24f-2.**         $            0

[iv]   Amount of securities sold during the
       fiscal year.***                               $   65,157,173

[v]    Amount of securities sold pursuant to 24f-2.  $            0

[vi]   Fee        0    /     2900                    $         0.00

*    129,860,756 shares x $21.77 on December 19, 1995
**        0      shares x $21.77 on December 19, 1995
***  Sales of $1,177,484,835 minus redemptions of $1,112,327,662

Enclosed please find an opinion of counsel.

If there are any questions, please contact the undersigned.

Very truly yours,

IDS STOCK FUND, INC.



Leslie L. Ogg
Vice President, General Counsel and Secretary

LLO/KB/rdh